United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  08/31/11

Date of Reporting Period:  Quarter ended 05/31/11

Item 1.                      Schedule of Investments

Federated Intermediate Government/Corporate Fund

Portfolio of Investments

May 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 38.8%
		Basic Industry - Chemicals – 1.2%
$125,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	162,213
8,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	8,551
20,000		Praxair, Inc., 4.625%, 3/30/2015	22,147
50,000		RPM International, Inc., 6.50%, 2/15/2018	54,919
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	109,215
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	40,055
		TOTAL	397,100
		Basic Industry - Metals & Mining – 1.6%
35,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	35,927
100,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	114,011
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	156,888
100,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	99,798
50,000		BHP Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	60,499
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	60,318
		TOTAL	527,441
		Basic Industry - Paper – 0.8%
125,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	150,948
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	116,389
		TOTAL	267,337
		Capital Goods - Aerospace & Defense – 0.5%
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	54,500
100,000		Goodrich Corp., Sr. Unsecd. Note, 3.600%, 2/1/2021	96,558
		TOTAL	151,058
		Capital Goods - Building Materials – 0.4%
125,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	130,000
		Capital Goods - Construction Machinery – 0.1%
25,000		Caterpillar, Inc., 7.000%, 12/15/2013	28,677
		Capital Goods - Diversified Manufacturing – 0.6%
15,000		Dover Corp., Note, 5.450%, 3/15/2018	17,074
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,065
50,000		Harsco Corp., 5.750%, 5/15/2018	55,751
10,000	[1,2]	Hutchison Whampoa International Ltd., 6.500%, 2/13/2013	10,841
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	59,548
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 2/15/2067	35,000
		TOTAL	189,279
		Capital Goods - Environmental – 0.2%
50,000		Waste Management, Inc., 7.375%, 3/11/2019	61,630
		Communications - Media & Cable – 1.2%
100,000		Comcast Corp., Company Guarantee, 5.700%, 5/15/2018	112,299
45,000		Comcast Corp., Company Guarantee, 6.500%, 1/15/2017	52,894
50,000		Cox Communications, Inc., 7.125%, 10/1/2012	53,968
150,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	164,933
		TOTAL	384,094
		Communications - Telecom Wireless – 0.6%
75,000		America Movil S.A.B. de C.V., Note, 5.750%, 1/15/2015	83,911

Principal Amount or Shares			Value
$50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 1/15/2018	50,384
10,000		Vodafone Group PLC, 5.350%, 2/27/2012	10,348
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	45,519
		TOTAL	190,162
		Communications - Telecom Wirelines – 1.5%
25,000		AT&T, Inc., 6.700%, 11/15/2013	28,157
110,000		CenturyLink, Inc., Sr. Note, 6.150%, 9/15/2019	116,745
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	22,669
125,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	148,891
29,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	31,070
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.100%, 4/15/2018	144,280
		TOTAL	491,812
		Consumer Cyclical - Automotive – 0.3%
100,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.500%, 1/30/2015	106,637
		Consumer Cyclical - Entertainment – 1.0%
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	147,980
55,000		Viacom, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2017	56,243
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	101,024
		TOTAL	305,247
		Consumer Cyclical - Lodging – 0.6%
150,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 8/28/2020	154,256
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/1/2016	53,485
		TOTAL	207,741
		Consumer Cyclical - Retailers – 0.3%
20,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 6/1/2017	22,692
25,000		Home Depot, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	26,287
60,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 2/15/2018	61,800
		TOTAL	110,779
		Consumer Non-Cyclical - Food/Beverage – 1.1%
10,000		Coca-Cola Enterprises, Inc., 4.250%, 3/1/2015	10,924
40,000		General Mills, Inc., Note, 5.700%, 2/15/2017	46,075
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	21,302
110,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	126,726
25,000		PepsiCo, Inc., 4.650%, 2/15/2013	26,701
110,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	119,203
		TOTAL	350,931
		Consumer Non-Cyclical - Health Care – 1.2%
175,000		Boston Scientific Corp., 4.500%, 1/15/2015	184,489
50,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	57,389
35,000		Covidien International Finance SA, 5.450%, 10/15/2012	37,257
100,000		Life Technologies Corp., Sr. Note, 6.000%, 3/1/2020	109,526
		TOTAL	388,661
		Consumer Non-Cyclical - Pharmaceuticals – 0.6%
25,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	25,562
150,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 4/1/2021	154,128
		TOTAL	179,690
		Consumer Non-Cyclical - Products – 0.3%
100,000		Whirlpool Corp., Note, 8.000%, 5/1/2012	106,294

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Supermarkets – 1.0%
$25,000		Kroger Co., 5.00%, 4/15/2013	26,793
150,000		Kroger Co., 7.50%, 1/15/2014	172,171
100,000		Kroger Co., Note, 6.800%, 12/15/2018	119,879
		TOTAL	318,843
		Consumer Non-Cyclical - Tobacco – 0.4%
45,000		Altria Group, Inc., 9.250%, 8/6/2019	59,507
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	57,083
		TOTAL	116,590
		Energy - Independent – 0.8%
70,000		Devon Energy Corp., 6.300%, 1/15/2019	83,426
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	161,850
		TOTAL	245,276
		Energy - Integrated – 1.1%
150,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	153,848
100,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	103,771
100,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 1/27/2041	106,847
		TOTAL	364,466
		Energy - Oil Field Services – 0.4%
125,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	129,283
		Energy - Refining – 1.2%
100,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2041	107,727
200,000		Valero Energy Corp., 9.375%, 3/15/2019	262,186
		TOTAL	369,913
		Financial Institution - Banking – 4.7%
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	41,720
50,000		Astoria Financial Corp., Note, 5.750%, 10/15/2012	51,164
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	27,175
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	57,175
150,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	178,530
60,000		Capital One Capital IV, 6.745%, 2/17/2037	61,425
25,000		Capital One Capital V, 10.250%, 8/15/2039	26,750
25,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	29,107
150,000		Citigroup, Inc., Note, 4.750%, 5/19/2015	161,073
150,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	157,787
100,000		City National Corp., Note, 5.250%, 9/15/2020	102,866
100,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.300%, 4/23/2019	114,427
150,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 8/15/2012	158,902
120,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	132,149
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	55,295
100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	98,980
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2016	46,116
		TOTAL	1,500,641
		Financial Institution - Brokerage – 1.7%
75,000		BlackRock, Inc., 6.250%, 9/15/2017	88,785
15,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 6/1/2014	16,498
20,000		Eaton Vance Corp., 6.500%, 10/2/2017	23,302
10,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 6/15/2017	11,077
170,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 7/15/2019	206,880

Principal Amount or Shares			Value
$150,000		Raymond James Financial, Inc., 8.600%, 8/15/2019	186,395
		TOTAL	532,937
		Financial Institution - Finance Noncaptive – 2.0%
25,000		American Express Co., 4.875%, 7/15/2013	26,780
100,000		American Express Co., Note, 2.750%, 9/15/2015	100,989
25,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	32,289
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	321,384
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.750%, 5/15/2016	151,364
		TOTAL	632,806
		Financial Institution - Insurance - Health – 0.3%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 2/15/2018	86,023
		Financial Institution - Insurance - Life – 1.4%
150,000		American International Group, Inc., Sr. Unsecd. Note, 3.650%, 1/15/2014	153,855
40,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	57,302
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	177,584
50,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.150%, 4/15/2013	53,623
		TOTAL	442,364
		Financial Institution - Insurance - P&C – 1.3%
25,000		ACE INA Holdings, Inc., 5.600%, 5/15/2015	28,024
100,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	117,491
50,000		Chubb Corp., Sr. Note, 5.750%, 5/15/2018	56,891
30,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 4/15/2016	32,051
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 3/15/2014	80,016
60,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	77,486
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/1/2015	28,261
		TOTAL	420,220
		Financial Institution - REITs – 1.0%
20,000		Equity One, Inc., Bond, 6.000%, 9/15/2017	21,447
115,000		Liberty Property LP, 6.625%, 10/1/2017	133,914
100,000		Regency Centers LP, Company Guarantee, 4.800%, 4/15/2021	102,088
50,000		Simon Property Group LP, 6.750%, 5/15/2014	56,671
		TOTAL	314,120
		Sovereign – 0.6%
150,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	185,252
		Technology – 1.8%
120,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.150%, 3/14/2017	123,089
115,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	136,380
150,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	173,661
50,000		Harris Corp., 5.950%, 12/1/2017	57,459
25,000		Hewlett-Packard Co., Note, 5.400%, 3/1/2017	28,614
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.500%, 3/1/2018	56,350
		TOTAL	575,553
		Transportation - Railroads – 0.2%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	27,452
25,000		Union Pacific Corp., 4.875%, 1/15/2015	27,489
		TOTAL	54,941
		Transportation - Services – 0.6%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	46,571

Principal Amount or Shares			Value
$150,000		Ryder System, Inc., Sr. Unsecd. Note, 3.150%, 3/2/2015	154,551
		TOTAL	201,122
		Utility - Electric – 2.7%
25,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 3/15/2018	28,528
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 9/15/2016	22,988
20,000	[1,2]	Electricite De France SA, 5.500%, 1/26/2014	22,091
190,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 8/15/2021	209,333
35,702	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	40,236
100,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	111,117
220,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 2/1/2018	248,947
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 3/1/2018	11,255
100,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	98,506
25,000		Union Electric Co., 6.000%, 4/1/2018	28,171
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	37,247
		TOTAL	858,419
		Utility - Natural Gas Distributor – 0.8%
10,000		Atmos Energy Corp., 5.125%, 1/15/2013	10,584
100,000		Atmos Energy Corp., 8.500%, 3/15/2019	128,295
75,000		Sempra Energy, Sr. Unsecd. Note, 9.800%, 2/15/2019	101,437
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.500%, 3/15/2014	27,837
		TOTAL	268,153
		Utility - Natural Gas Pipelines – 0.7%
50,000		Duke Capital Corp., Sr. Note, 6.250%, 2/15/2013	53,840
40,000		Enbridge, Inc., Sr. Note, 5.600%, 4/1/2017	45,824
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 1/31/2014	24,089
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.850%, 9/15/2012	26,424
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.850%, 2/15/2020	59,040
		TOTAL	209,217
		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,910,106)	12,400,709
		Asset-Backed Securities – 8.6%
300,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.948%, 1/15/2015	304,917
250,000		Ally Master Owner Trust 2011-1 A1, Class A1, 1.068%, 1/15/2016	250,588
135,000		American Express Credit Account Master Trust, Class B, 0.468%, 3/16/2015	134,436
295,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.348%, 9/15/2014	297,884
305,000		Chase Issuance Trust 2006-C4, Class C4, 0.488%, 1/15/2014	305,039
300,000		Citibank Credit Card Issuance Trust, Class C3, 0.608%, 7/15/2014	298,683
300,000	[1,2]	Citibank Omni Master Trust 2009-A8, Class A8, 2.298%, 5/16/2016	304,084
300,000		Ford Credit Floorplan Master Owner Trust 2011-1 , Class A2, 0.798%, 2/15/2016	300,212
300,000		Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.348%, 1/15/2015	303,579
250,000	[1,2]	SMART Series 2011-1US Trust, Class A2B, 0.948%, 4/14/2013	250,052
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,748,048)	2,749,474
		Collateralized Mortgage Obligations – 7.1%
		Commercial Mortgage – 7.1%
494,582	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	504,218
250,000	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A3, 4.205%, 7/10/2046	252,368
100,000		JPMorgan Chase Commercial Mortgage Securities 2007-C1, Class A4, 5.716%, 2/15/2051	109,284
196,108	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	204,718
100,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A3, 4.070%, 11/15/2043	99,737

Principal Amount or Shares			Value
$100,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.324%, 4/15/2041	111,883
111,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.690%, 2/12/2051	121,158
100,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class B, 5.257%, 9/15/2047	106,532
100,000		Morgan Stanley Capital, Inc., Class A4, 5.880%, 6/11/2049	110,521
142,530		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	142,363
193,559	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 10/17/2057	196,166
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	302,579
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,149,647)	2,261,527
		GOVERNMENT AGENCIES – 7.3%
		Federal National Mortgage Association – 7.3%
2,200,000		Federal National Mortgage Association, Note, 2.750%, 2/5/2014 (IDENTIFIED COST $2,304,565)	2,313,521
		U.S. Treasury – 28.1%
1,021,230		U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	1,056,534
3,300,000		United States Treasury Note, 1.250%, 9/30/2015	3,281,256
300,000	[3]	United States Treasury Note, 2.125%, 11/30/2014	311,578
3,200,000		United States Treasury Note, 2.375%, 8/31/2014	3,351,500
500,000		United States Treasury Note, 2.625%, 8/15/2020	487,383
500,000		United States Treasury Note, 2.625%, 11/15/2020	484,844
		TOTAL U.S. TREASURY (IDENTIFIED COST $8,920,364)	8,973,095
		MUTUAL FUNDS – 9.8%[4]
125,466		Federated Mortgage Core Portfolio	1,273,484
1,851,300	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14%	1,851,300
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,130,403)	3,124,784
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $31,163,133)[6]	31,823,110
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[7]	102,461
		TOTAL NET ASSETS — 100%	$31,925,571

At May 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8] United States Treasury Notes, 5-Year Short Futures	49	$5,837,891	September 2011	$(37,622)
[8] United States Treasury Bond, 30-Year Short Futures	3	$374,531	September 2011	$(3,147)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(40,769)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2011, these restricted securities amounted to $3,559,765, which represented 11.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2011, these liquid restricted securities amounted to $3,559,765, which represented 11.2% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated companies.
5	7-Day net yield.
6	At May 31, 2011, the cost of investments for federal tax purposes was $31,163,133. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $659,977. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $739,700 and net unrealized depreciation from investments for those securities having an excess of cost over value of $79,723.

7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$12,400,709	$ —	$12,400,709
Asset-Backed Securities	—	2,749,474	—	2,749,474
Collateralized Mortgage Obligations	—	2,261,527	—	2,261,527
Government Agencies	—	2,313,521	—	2,313,521
U. S. Treasury	—	8,973,095	—	8,973,095
Mutual Funds	3,124,784	—	—	3,124,784
TOTAL SECURITIES	3,124,784	28,698,326	—	31,823,110
OTHER FINANCIAL INSTRUMENTS*	$(40,769)	$ —	$ —	$(40,769)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	— Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 19, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 19, 2011